Employee Benefits (Details) - Schedule of Employee Benefits - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Employee Benefits Abstract
Annual leave	$ 628,713	$ 383,236
Long service leave	$ 200,277	$ 62,861